CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Loss	$ (65,473)	$ (24,701)	$ (16,358)
Adjustments to profit or loss items:
Depreciation and amortization	2,791	2,413	1,098
Share listing expense	46,717
Change in fair value of warrants	(9,440)
Changes in the fair value of contingent consideration	(1,718)	(1,037)
Share-based compensation	5,426	1,906	935
Operating expense settled by issuance of shares (see Note 17c.2)	320	2,621	1,952
Finance expenses (income), net	(2,667)	362	6
Taxes on income (tax benefit)	(85)	169	4
Adjustments to profit or loss items	41,344	6,434	3,995
Changes in asset and liability items:
Decrease (increase) in user funds	(209)	5,841	(9,201)
Increase (decrease) in user accounts	209	(5,841)	2,790
Decrease (increase) in other receivables and prepaid expenses	91	(142)	(530)
Decrease (increase) in trade receivables	143	58	(613)
Increase (decrease) in trade payables	(176)	1,783	403
Increase (decrease) in accrued severance pay, net	(140)	187	296
Increase in other long-term assets		(5)	(264)
Increase (decrease) in accrued expenses and other payables	(3,711)	1,807	2,223
Changes in asset and liability items	(3,793)	3,688	(4,896)
Cash paid during the year for:
Interest received (paid), net	1,256	(162)	(3)
Taxes paid, net	(430)	(167)	(62)
Total Cash paid and received	826	(329)	(65)
Net cash used in operating activities	(27,096)	(14,908)	(17,324)
Cash flows from investing activities:
Purchase of property and equipment	(80)	(251)	(181)
Proceeds from sale of property and equipment	8	5	2
Acquisition of a subsidiary, net of cash acquired		(4,183)	(4,367)
Payment of payables for an acquisition of a subsidiary	(211)	(156)
Proceeds from receivables for an acquisition of a subsidiary		163
Withdrawal of a deposit	16
Investment in short term investments, net	(11,520)
Investment in short-term bank deposits	(20,000)	(200)
Investment in long-term assets	(374)	(353)
Net cash used in investing activities	(32,161)	(4,975)	(4,546)
Cash flows from financing activities:
Proceeds from the issuance of share capital and warrants net of transaction costs	76,044
Proceeds from issuance of Preferred C shares, net			26,131
Repayment of lease liabilities	(549)	(688)	(574)
Receipt of short-term bank loan and credit		2,505
Repayment of short-term bank loan and credit	(2,504)
Repayment of a long-term bank loan			(364)
Exercise of options	186	73	33
Net cash provided by financing activities	73,177	1,890	25,226
Exchange differences on balances of cash and cash equivalents	(247)	(594)	(167)
Increase (decrease) in cash and cash equivalents	13,673	(18,587)	3,189
Cash and cash equivalents at the beginning of the period	6,492	25,079	21,890
Cash and cash equivalents at the end of the period	20,165	6,492	25,079
(a) Acquisition of an initially consolidated subsidiary:
Working capital (excluding cash and cash equivalents)		(992)	23
Other receivables		163
Property and equipment		12	4
Intangible assets		5,734	2,613
Goodwill		7,607	5,723
Other payables			(156)
Shares issued		(6,573)	(2,465)
Contingent consideration		(1,768)	(1,375)
Acquisition of a subsidiary, net of cash acquired		4,183	4,367
(b) Significant non-cash transactions:
Purchase of intangible assets paid with Preferred C shares			1,368
Right-of-use asset recognized with corresponding lease liability	852	$ 74	$ 354
Issuance of shares for previous acquisition of a subsidiary	$ 171